Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

Note 8 — Related Party Transactions

The Company originally engaged the Chief Executive Officer, who is also the Board Chairman and prior to the close of the IPO, sole common stockholder of the Company, pursuant to a consulting agreement commencing October 22, 2018, which calls for the Company to pay for consulting services performed on a monthly basis. During the three months ended March 31, 2022 and 2021, the Company incurred approximately $63,000 and $105,000 in fees under the consulting agreement, respectively, which are recognized in general and administrative expenses in the accompanying statements of operations. Upon the close of the Company’s IPO, the consulting agreement was terminated and the CEO’s employment agreement became effective.

The Company also leased office space from a related party, through common ownership. The lease is further described in Note 7 of these financial statements. The lease was terminated in May 2021, and the related deposit was reclassified to the receivable from related parties balance.

As of March 31, 2022 and December 31, 2021, the Company has a receivable from related parties of approximately $165,000 and $153,000, respectively. The balance consists primarily of consulting fee prepayments to the Company’s CEO, in the amount of $140,000 as of March 31, 2022 and December 31, 2021. These consulting fee prepayments were repaid to the Company in lieu of a bonus payout due to the CEO during May 2022. The remaining balance as of March 31, 2022 consists of approximately $18,000 and $7,000 of miscellaneous payments made by the Company on the behalf of the CEO and Chief Business Officer, respectively. The balance due from the Chief Business Officer was repaid to the Company in April 2022. The remaining balance as of December 31, 2021 consists of miscellaneous payments made by the Company on the behalf of the CEO.

One of the Company’s directors serves on the Advisory Board for the Cincinnati Children’s Hospital Medical Center Innovation Fund, which is affiliated with CHMC. The Company has an exclusive license agreement with CHMC as disclosed in Note 5. This director resigned from the Company’s board upon the close of its IPO.

Note 8 — Related Party Transactions

The Company has engaged the Chief Executive Officer, who is also the Board Chairman and sole common stockholder of the Company, pursuant to a consulting agreement commencing October 22, 2018, which calls for the Company to pay for consulting services performed on a monthly basis. During the years ended December 31, 2021 and 2020, the Company incurred approximately $0.4 million in fees under the consulting agreement, which are recognized in general and administrative expenses in the statements of operations. In addition, during the year ended December 31, 2021, the Company paid the Chief Executive Officer a discretionary bonus of $0.2 million, which is also recognized in general and administrative expenses in the statements of operations. No such bonuses were earned or paid during the year ended December 31, 2020.

The Company also leased office space from a related party, through common ownership, and had a rental deposit of $15,000 on the balance sheet as of December 31, 2020. The lease is further described in Note 7 of these financial statements. The lease was terminated in May 2021, and the deposit was reclassified to the receivable from related parties balance. During the fourth quarter of 2021, the amounts due from this related party were determined to be uncollectible and were written off. The total amount written off was approximately $22,000, is recognized in general and administrative expenses in the accompanying statement of operations, and is related to the lease deposit, overpaid rent and utility expenses.

As of December 31, 2021 and 2020, the Company has a receivable from related parties of approximately $153,000 and $45,000, respectively. The balance consists primarily of consulting fee prepayments to the Company’s CEO, in the amounts of $140,000 and $35,000 as of December 31, 2021 and 2020, respectively. The remaining balance as of December 31, 2021 consists of miscellaneous payments made by the Company on the behalf of the CEO. The remaining balance as of December 31, 2020 consists of overpaid rent and utility expenses.

One of the Company’s directors serves on the Advisory Board for the Cincinnati Children’s Hospital Medical Center Innovation Fund, which is affiliated with CHMC. The Company has an exclusive license agreement with CHMC as disclosed in Note 5.